UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

APR    04.30.17

SEMI-ANNUAL REPORT

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

A discussion of the Fund’s investment performance is not included in this report. AllianceBernstein L.P. would like to thank you for your interest in the Fund.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$987.70	$6.65	1.35%	$6.90	1.40%
Hypothetical**	$1,000	$1,018.10	$6.75	1.35%	$7.00	1.40%

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 1

EXPENSE EXAMPLE (continued)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class C
Actual	$1,000	$984.00	$10.33	2.10%	$10.58	2.15%
Hypothetical**	$1,000	$1,014.38	$10.49	2.10%	$10.74	2.15%
Advisor Class
Actual	$1,000	$988.30	$5.32	1.08%	$5.57	1.13%
Hypothetical**	$1,000	$1,019.44	$5.41	1.08%	$5.66	1.13%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), respectively.

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

PORTFOLIO SUMMARY

April 30, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $210.8

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets
Amazon.com, Inc.	$916,665	0.4%
UnitedHealth Group, Inc.	880,521	0.4
Baxter International, Inc.	808,808	0.4
AT&T, Inc.	808,611	0.4
Apple, Inc.	805,876	0.4
Alphabet, Inc. – Class A & Class C	795,873	0.4
Quest Diagnostics, Inc.	738,781	0.4
CenterPoint Energy, Inc.	717,729	0.3
Goldman Sachs Group, Inc. (The)	710,789	0.3
TUI AG	705,873	0.3
	$7,889,526	3.7%

1	All data are as of April 30, 2017. The Fund’s asset class breakdown includes derivatives exposure and is expressed as approximate percentages of the Fund’s total net assets, based on the Adviser’s internal classification.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS

April 30, 2017 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 39.9%
Financials – 6.9%
Banks – 2.3%
Australia & New Zealand Banking Group Ltd.	8,738	$213,897
Banco Santander SA	92,420	602,294
Bank of America Corp.	17,210	401,681
Bankinter SA	29,249	257,478
BNP Paribas SA	3,968	280,050
BOC Hong Kong Holdings Ltd.	61,500	252,737
Fifth Third Bancorp	24,347	594,797
HSBC Holdings PLC	72,495	597,817
JPMorgan Chase & Co.	5,277	459,099
Mitsubishi UFJ Financial Group, Inc.	47,900	303,523
PNC Financial Services Group, Inc. (The)	4,958	593,721
Royal Bank of Canada	4,772	326,756

		4,883,850

Capital Markets – 1.5%
Ameriprise Financial, Inc.	1,938	247,773
CME Group, Inc. – Class A	2,996	348,105
Goldman Sachs Group, Inc. (The)	3,176	710,789
Morgan Stanley	6,960	301,855
Nomura Holdings, Inc.	53,200	319,712
Partners Group Holding AG	960	580,326
Raymond James Financial, Inc.	4,768	355,312
TD Ameritrade Holding Corp.	6,624	253,501

		3,117,373

Consumer Finance – 0.4%
American Express Co.	6,362	504,188
Capital One Financial Corp.	5,200	417,976

		922,164

Diversified Financial Services – 0.3%
Challenger Ltd./Australia	52,628	519,801

Insurance – 2.4%
Aflac, Inc.	7,495	561,225
American International Group, Inc.	4,129	251,497
Assurant, Inc.	3,534	340,112
CNP Assurances	22,169	463,083
Industrial Alliance Insurance & Financial Services, Inc.	6,886	290,513
Lincoln National Corp.	5,701	375,867
Loews Corp.	9,443	440,233
Manulife Financial Corp.	14,231	249,581
Marsh & McLennan Cos., Inc.	4,774	353,897
Prudential Financial, Inc.	5,825	623,450
Travelers Cos., Inc. (The)	4,623	562,434
Zurich Insurance Group AG	1,728	478,204

		4,990,096

		14,433,284

4 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 5.8%
Auto Components – 0.1%
Magna International, Inc. (Toronto) – Class A	6,204	$259,150

Automobiles – 1.0%
Ferrari NV	3,087	232,223
Fiat Chrysler Automobiles NV(a)	24,333	276,386
Ford Motor Co.	32,788	376,078
General Motors Co.	8,248	285,711
Mazda Motor Corp.	24,900	367,830
Peugeot SA(a)	14,197	297,649
Subaru Corp.	5,800	219,890

		2,055,767

Hotels, Restaurants & Leisure – 1.4%
Aristocrat Leisure Ltd.	22,123	325,112
Compass Group PLC	28,989	585,311
InterContinental Hotels Group PLC	4,239	224,676
Restaurant Brands International, Inc.	6,171	346,377
Starbucks Corp.	4,260	255,855
TUI AG	48,520	705,873
Yum! Brands, Inc.	5,989	393,777

		2,836,981

Household Durables – 0.3%
Panasonic Corp.	21,800	260,690
Sony Corp.	7,800	267,651

		528,341

Internet & Direct Marketing Retail – 0.7%
Amazon.com, Inc.(a)	991	916,665
Priceline Group, Inc. (The)(a)	218	402,607
Start Today Co., Ltd.	11,200	238,989

		1,558,261

Leisure Products – 0.1%
Sankyo Co., Ltd.	6,200	216,227

Media – 0.8%
CBS Corp. – Class B	9,911	659,676
Discovery Communications, Inc. – Class A(a)	8,477	243,968
Discovery Communications, Inc. – Class C(a)	10,112	282,934
News Corp. – Class A	19,939	253,624
Scripps Networks Interactive, Inc. – Class A	3,211	239,926

		1,680,128

Multiline Retail – 0.2%
Harvey Norman Holdings Ltd.	73,001	228,978
Takashimaya Co., Ltd.	27,000	248,616

		477,594

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialty Retail – 0.5%
Best Buy Co., Inc.	7,708	$399,352
Home Depot, Inc. (The)	2,274	354,971
Ross Stores, Inc.	4,949	321,685

		1,076,008

Textiles, Apparel & Luxury Goods – 0.7%
adidas AG	2,305	462,126
Christian Dior SE	2,270	622,580
HUGO BOSS AG	3,337	253,756
Pandora A/S	1,947	210,335

		1,548,797

		12,237,254

Information Technology – 5.7%
Communications Equipment – 0.6%
Cisco Systems, Inc.	10,548	359,370
Motorola Solutions, Inc.	6,687	574,881
Telefonaktiebolaget LM Ericsson – Class B	38,248	248,491

		1,182,742

Electronic Equipment, Instruments & Components – 0.1%
Flex Ltd.(a)	15,145	234,142

Internet Software & Services – 0.5%
Alphabet, Inc. – Class A(a)	463	428,053
Alphabet, Inc. – Class C(a)	406	367,820
Mixi, Inc.	4,800	266,276

		1,062,149

IT Services – 0.9%
Amadeus IT Group SA – Class A	4,953	267,310
Automatic Data Processing, Inc.	2,839	296,647
DXC Technology Co.(a)	3,214	242,143
Fujitsu Ltd.	56,000	349,570
International Business Machines Corp.	3,783	606,377
Otsuka Corp.	3,800	203,547

		1,965,594

Semiconductors & Semiconductor Equipment – 1.0%
Applied Materials, Inc.	13,975	567,525
ASM Pacific Technology Ltd.	17,700	263,508
Intel Corp.	9,287	335,725
Texas Instruments, Inc.	6,571	520,292
Xilinx, Inc.	5,925	373,927

		2,060,977

Software – 1.8%
Adobe Systems, Inc.(a)	3,641	486,947
Intuit, Inc.	3,380	423,210

6 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Microsoft Corp.	8,832	$604,639
Oracle Corp.	5,587	251,192
salesforce.com, Inc.(a)	5,526	475,899
SAP SE	3,425	343,068
Symantec Corp.	8,180	258,733
Trend Micro, Inc./Japan	5,600	246,393
VMware, Inc. – Class A(a)	6,345	597,191

		3,687,272

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc.	5,610	805,876
HP, Inc.	23,016	433,161
Seagate Technology PLC	5,286	222,699
Xerox Corp.	42,819	307,869

		1,769,605

		11,962,481

Health Care – 5.6%
Biotechnology – 1.2%
AbbVie, Inc.	5,402	356,208
Actelion Ltd.(a)	870	246,354
Amgen, Inc.	2,719	444,067
Biogen, Inc.(a)	981	266,057
Celgene Corp.(a)	2,583	320,421
CSL Ltd.	3,445	341,606
Gilead Sciences, Inc.	3,749	256,994
Grifols SA	9,760	261,966

		2,493,673

Health Care Equipment & Supplies – 1.0%
Baxter International, Inc.	14,526	808,808
Boston Scientific Corp.(a)	15,698	414,113
Cochlear Ltd.	2,914	305,038
Hoya Corp.	5,300	253,302
Stryker Corp.	3,097	422,338

		2,203,599

Health Care Providers & Services – 1.5%
Centene Corp.(a)	4,075	303,180
Express Scripts Holding Co.(a)	5,378	329,886
HCA Holdings, Inc.(a)	2,817	237,220
McKesson Corp.	1,721	237,997
Quest Diagnostics, Inc.	7,002	738,781
UnitedHealth Group, Inc.	5,035	880,521
WellCare Health Plans, Inc.(a)	2,756	422,798

		3,150,383

Life Sciences Tools & Services – 0.2%
Mettler-Toledo International, Inc.(a)	611	313,700

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.7%
Allergan PLC	1,452	$354,085
Astellas Pharma, Inc.	28,200	371,877
GlaxoSmithKline PLC	12,207	245,701
Johnson & Johnson	3,685	454,987
Merck & Co., Inc.	10,995	685,318
Novartis AG (REG)	4,547	350,051
Novo Nordisk A/S – Class B	9,720	378,466
Orion Oyj – Class B	4,773	273,538
Pfizer, Inc.	14,900	505,408

		3,619,431

		11,780,786

Industrials – 4.9%
Aerospace & Defense – 1.0%
Boeing Co. (The)	3,531	652,635
Safran SA	4,411	365,208
Thales SA	2,536	266,550
TransDigm Group, Inc.	2,190	540,339
United Technologies Corp.	2,962	352,448

		2,177,180

Air Freight & Logistics – 0.2%
United Parcel Service, Inc. – Class B	3,824	410,927

Airlines – 0.1%
Delta Air Lines, Inc.	2,790	126,778
United Continental Holdings, Inc.(a)	1,515	106,368

		233,146

Commercial Services & Supplies – 0.3%
Toppan Printing Co., Ltd.	56,000	563,741

Construction & Engineering – 0.2%
Skanska AB – Class B	21,458	512,881

Electrical Equipment – 0.3%
Prysmian SpA	9,204	265,616
Rockwell Automation, Inc.	2,155	339,089

		604,705

Industrial Conglomerates – 0.4%
3M Co.	1,761	344,857
Honeywell International, Inc.	4,115	539,641

		884,498

Machinery – 0.9%
Atlas Copco AB – Class A	17,611	657,860
Cummins, Inc.	1,828	275,918
Illinois Tool Works, Inc.	3,338	460,944
Parker-Hannifin Corp.	2,446	393,317

		1,788,039

8 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Marine – 0.1%
Mitsui OSK Lines Ltd.	81,000	$247,990

Professional Services – 0.1%
RELX NV	13,320	257,392

Road & Rail – 0.8%
Aurizon Holdings Ltd.	169,993	655,518
Central Japan Railway Co.	1,500	251,563
Union Pacific Corp.	5,956	666,834

		1,573,915

Trading Companies & Distributors – 0.3%
Ashtead Group PLC	16,953	357,639
Mitsui & Co., Ltd.	20,000	282,412

		640,051

Transportation Infrastructure – 0.2%
Auckland International Airport Ltd.	52,374	248,179
SATS Ltd.	71,700	261,454

		509,633

		10,404,098

Consumer Staples – 3.4%
Beverages – 0.5%
Coca-Cola HBC AG(a)	7,993	221,751
Kirin Holdings Co., Ltd.	14,000	272,548
PepsiCo, Inc.	5,504	623,493

		1,117,792

Food & Staples Retailing – 1.2%
CVS Health Corp.	4,999	412,117
Distribuidora Internacional de Alimentacion SA	51,342	305,269
J Sainsbury PLC	116,258	414,513
Jeronimo Martins SGPS SA	14,580	267,557
Koninklijke Ahold Delhaize NV	20,896	432,866
Wal-Mart Stores, Inc.	5,612	421,910
Wesfarmers Ltd.	9,759	314,138

		2,568,370

Food Products – 0.9%
Archer-Daniels-Midland Co.	8,552	391,254
Bunge Ltd.	3,259	257,559
Campbell Soup Co.	6,715	386,381
Marine Harvest ASA(a)	15,841	263,564
Mondelez International, Inc. – Class A	5,606	252,438
Tyson Foods, Inc. – Class A	3,984	256,012

		1,807,208

Household Products – 0.3%
Procter & Gamble Co. (The)	7,486	653,752

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Tobacco – 0.5%
Altria Group, Inc.	8,233	$590,965
British American Tobacco PLC	3,730	252,011
Swedish Match AB	7,502	247,390

		1,090,366

		7,237,488

Materials – 2.2%
Chemicals – 1.0%
Agrium, Inc. (Toronto)	3,004	281,947
Albemarle Corp.	2,847	310,067
Covestro AG(b)	3,066	238,937
Dow Chemical Co. (The)	5,296	332,589
Johnson Matthey PLC	5,491	211,807
Monsanto Co.	4,473	521,596
Umicore SA	4,482	262,588

		2,159,531

Construction Materials – 0.3%
CRH PLC	17,752	646,600

Containers & Packaging – 0.2%
WestRock Co.	8,184	438,335

Metals & Mining – 0.7%
Anglo American PLC(a)	34,720	497,102
ArcelorMittal (Euronext Amsterdam)(a)	37,816	297,171
Fortescue Metals Group Ltd.	108,939	431,796
Kobe Steel Ltd.(a)	28,300	251,419

		1,477,488

		4,721,954

Utilities – 2.2%
Electric Utilities – 1.1%
Endesa SA	10,513	247,614
Hokuriku Electric Power Co.	27,900	257,870
Kyushu Electric Power Co., Inc.	42,400	457,362
Power Assets Holdings Ltd.	59,500	535,149
Red Electrica Corp. SA	18,666	363,784
Tokyo Electric Power Co. Holdings, Inc.(a)	92,900	360,874

		2,222,653

Gas Utilities – 0.3%
UGI Corp.	13,978	701,136

Multi-Utilities – 0.8%
Atco Ltd./Canada – Class I	11,842	430,894
CenterPoint Energy, Inc.	25,157	717,729
Centrica PLC	173,853	445,490

		1,594,113

		4,517,902

10 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Energy – 1.6%
Energy Equipment & Services – 0.5%
Halliburton Co.	14,547	$667,416
Tenaris SA	22,120	345,557

		1,012,973

Oil, Gas & Consumable Fuels – 1.1%
BP PLC	35,357	202,405
Cenovus Energy, Inc.	33,084	329,858
Chevron Corp.	3,675	392,123
Enbridge, Inc. (Toronto)	5,828	241,565
Inpex Corp.	48,600	465,706
TransCanada Corp.	5,191	241,021
Valero Energy Corp.	8,358	540,010

		2,412,688

		3,425,661

Real Estate – 1.1%
Equity Real Estate Investment Trusts (REITs) – 0.5%
Equity Residential	4,197	271,042
Iron Mountain, Inc.	9,150	318,054
Japan Real Estate Investment Corp.	45	236,964
Weyerhaeuser Co.	9,769	330,876

		1,156,936

Real Estate Management & Development – 0.6%
Daito Trust Construction Co., Ltd.	1,700	250,160
Hang Lung Group Ltd.	114,000	475,371
Wharf Holdings Ltd. (The)	29,000	247,255
Wheelock & Co., Ltd.	32,000	249,261

		1,222,047

		2,378,983

Telecommunication Services – 0.5%
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	20,404	808,611
Verizon Communications, Inc.	5,161	236,941

		1,045,552

Total Common Stocks (cost $83,724,947)		84,145,443

SHORT-TERM INVESTMENTS – 85.4%
Investment Companies – 83.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.57%(c)(d) (cost $175,882,891)	175,882,891	175,882,891

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Governments - Treasuries – 1.8%
Japan – 1.8%
Japan Treasury Discount Bill Series 669 Zero Coupon, 6/12/17 (cost $3,569,146)	JPY	410,000	$3,679,844

U.S. Treasury Bills – 0.2%
U.S. Treasury Bill Zero Coupon, 7/27/17(e) (cost $499,026)	$	500	499,026

Total Short-Term Investments (cost $179,951,063)			180,061,761

Total Investments – 125.3% (cost $263,676,010)			264,207,204
Other assets less liabilities – (25.3)%			(53,369,903)

Net Assets – 100.0%			$210,837,301

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	625	June 2017	$84,634,818	$84,677,058	$42,240
Amsterdam Index Futures	35	May 2017	3,937,603	3,939,507	1,904
CAC 40 10 Euro Futures	380	May 2017	21,582,302	21,586,652	4,350
Cocoa Futures	72	July 2017	1,354,555	1,325,520	(29,035)
DAX Index Futures	55	June 2017	18,685,166	18,673,661	(11,505)
FTSE 100 Index Futures	270	June 2017	25,140,276	25,056,276	(84,000)
FTSE/MIB Index Futures	41	June 2017	4,536,438	4,531,111	(5,327)
Gasoline RBOB Futures	88	June 2017	5,789,615	5,738,779	(50,836)
Gold 100 OZ Futures	130	August 2017	16,487,076	16,532,100	45,024
IBEX 35 Index Futures	62	May 2017	7,208,766	7,245,324	36,558
LME Copper Futures	2	May 2017	295,506	285,775	(9,731)
LME Lead Futures	4	May 2017	234,187	225,050	(9,137)
LME Lead Futures	114	July 2017	6,330,753	6,412,500	81,747
LME Nickel Futures	4	May 2017	250,176	225,744	(24,432)

12 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Type	Number of Contracts	Expiration Month	Original Value	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
LME Primary Aluminum Futures	9	May 2017	$418,489	$428,400	$9,911
LME Primary Aluminum Futures	8	July 2017	394,174	382,250	(11,924)
LME Tin Futures	4	May 2017	374,532	399,700	25,168
LME Tin Futures	70	July 2017	6,974,146	6,970,250	(3,896)
LME Zinc Futures	6	May 2017	423,356	392,175	(31,181)
LME Zinc Futures	36	July 2017	2,361,755	2,361,150	(605)
Low SU Gasoil Futures	244	July 2017	11,183,893	11,169,100	(14,793)
OMXS 30 Index Futures	1,527	May 2017	27,716,903	27,894,347	177,444
Platinum Futures	12	July 2017	568,590	569,220	630
Soybean Futures	79	July 2017	3,798,022	3,777,188	(20,834)
Soybean Futures	316	July 2017	6,111,812	6,012,216	(99,596)
Soybean Meal Futures	106	July 2017	3,341,264	3,347,480	6,216
TOPIX Index Futures	146	June 2017	20,138,676	20,038,574	(100,102)
U.S. T-Note 10 Yr (CBT) Futures	282	June 2017	35,379,864	35,452,688	72,824

Sold Contracts
10 Yr Australian Bond Futures	142	June 2017	13,741,149	13,792,987	(51,838)
10 Yr Canadian Bond Futures	755	June 2017	76,767,963	77,189,700	(421,737)
Coffee ‘C’ Futures	20	July 2017	972,713	1,000,500	(27,787)
Corn Futures	224	July 2017	4,124,474	4,104,800	19,674
Euro-Bund Futures	234	June 2017	41,203,654	41,237,096	(33,442)
Hang Seng Index Futures	90	May 2017	14,195,716	14,209,247	(13,531)
KC HRW Wheat Futures	362	July 2017	7,755,728	7,914,225	(158,497)
Lean Hogs Futures	50	July 2017	1,458,468	1,504,500	(46,032)
Live Cattle Futures	48	August 2017	2,203,553	2,304,960	(101,407)
LME Copper Futures	2	May 2017	293,750	285,775	7,975
LME Copper Futures	32	July 2017	4,589,232	4,589,600	(368)
LME Lead Futures	4	May 2017	224,419	225,050	(631)
LME Nickel Futures	4	May 2017	247,908	225,744	22,164
LME Nickel Futures	30	July 2017	1,676,581	1,700,460	(23,879)
LME Primary Aluminum Futures	9	May 2017	427,304	428,400	(1,096)
LME Primary Aluminum Futures	82	July 2017	3,990,239	3,918,063	72,176
LME Tin Futures	4	May 2017	392,878	399,700	(6,822)
LME Zinc Futures	6	May 2017	427,926	392,175	35,751
LME Zinc Futures	5	July 2017	359,079	327,938	31,141
Long Gilt Futures	402	June 2017	66,625,095	66,786,352	(161,257)
Mini MSCI EAFE Futures	342	June 2017	31,132,285	31,186,980	(54,695)
MSCI Singapore IX ETS Futures	776	May 2017	19,260,862	19,303,496	(42,634)

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Type	Number of Contracts	Expiration Month	Original Value	Value at April 30, 2017	Unrealized Appreciation/ (Depreciation)
NY Harbor ULSD Futures	222	June 2017	$14,170,898	$14,128,657	$42,241
S&P 500 E-Mini Futures	687	June 2017	81,835,066	81,770,175	64,891
S&P/TSX 60 Index Futures	254	June 2017	34,025,652	34,118,487	(92,835)
Silver Futures	117	July 2017	10,164,503	10,098,270	66,233
SPI 200 Futures	290	June 2017	32,053,912	32,100,496	(46,584)
Sugar 11 (World) Futures	6	June 2017	113,280	108,394	4,886
Wheat (CBT) Futures	315	July 2017	6,755,881	6,807,938	(52,057)
WTI Crude Futures	130	June 2017	6,385,484	6,450,600	(65,116)

					$(1,038,031)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	18,371	AUD	24,634	6/15/17	$60,340
Australia and New Zealand Banking Group Ltd.	USD	5,060	AUD	6,679	6/15/17	(62,595)
Bank of America, NA	USD	975	PHP	49,608	6/15/17	10,144
Barclays Bank PLC	MYR	23,020	USD	5,293	5/26/17	(15,348)
Barclays Bank PLC	CNY	15,878	USD	2,292	6/15/17	(59)
Barclays Bank PLC	HUF	713,536	USD	2,438	6/15/17	(47,394)
Barclays Bank PLC	KRW	31,526,749	USD	27,770	6/15/17	48,340
Barclays Bank PLC	RUB	8,286	USD	145	6/15/17	811
Barclays Bank PLC	RUB	198,072	USD	3,438	6/15/17	(8,583)
Barclays Bank PLC	USD	8,097	CNY	56,178	6/15/17	12,146
Barclays Bank PLC	USD	1,529	EUR	1,436	6/15/17	37,682
Barclays Bank PLC	USD	2,616	INR	174,825	6/15/17	91,230
Barclays Bank PLC	USD	28,132	INR	1,813,974	6/15/17	(43,407)
Barclays Bank PLC	USD	1,092	MXN	20,610	6/15/17	(5,067)
Barclays Bank PLC	USD	884	NOK	7,597	6/15/17	1,376
Barclays Bank PLC	USD	1,484	TRY	5,696	6/15/17	99,037
Barclays Bank PLC	ZAR	17,901	USD	1,338	6/15/17	7,930
Barclays Bank PLC	USD	2,493	PLN	10,138	6/16/17	118,779
BNP Paribas SA	AUD	4,426	USD	3,390	6/15/17	78,052
BNP Paribas SA	CAD	5,226	USD	3,868	6/15/17	37,335
BNP Paribas SA	GBP	4,161	USD	5,371	6/15/17	(25,026)
BNP Paribas SA	TWD	84,164	USD	2,757	6/15/17	(34,067)
BNP Paribas SA	USD	1,404	CAD	1,851	6/15/17	(47,251)
BNP Paribas SA	USD	767	GBP	627	6/15/17	46,490
BNP Paribas SA	USD	13,840	JPY	1,539,583	6/15/17	(5,163)
BNP Paribas SA	USD	25,212	MXN	481,848	6/15/17	200,579
BNP Paribas SA	USD	310	PEN	1,021	6/15/17	3,492
Credit Suisse International	CHF	24,019	USD	24,236	6/15/17	32,734
Credit Suisse International	CLP	7,952,028	USD	11,977	6/15/17	86,480
Credit Suisse International	COP	33,159,511	USD	11,198	6/15/17	(13)
Credit Suisse International	CZK	628,485	USD	25,456	6/15/17	(112,679)

14 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	GBP	1,503	USD	1,881	6/15/17	$(68,930)
Credit Suisse International	HUF	1,103,682	USD	3,864	6/15/17	19,641
Credit Suisse International	NOK	207,253	USD	24,211	6/15/17	59,804
Credit Suisse International	NOK	31,142	USD	3,625	6/15/17	(3,765)
Credit Suisse International	NZD	54,338	USD	37,375	6/15/17	107,576
Credit Suisse International	PEN	10,716	USD	3,280	6/15/17	(7,799)
Credit Suisse International	SEK	5,772	USD	644	6/15/17	(9,102)
Credit Suisse International	TWD	873,713	USD	28,979	6/15/17	7,035
Credit Suisse International	USD	6,594	CAD	8,950	6/15/17	(33,290)
Credit Suisse International	USD	658	CHF	652	6/15/17	(304)
Credit Suisse International	USD	944	CLP	626,470	6/15/17	(6,893)
Credit Suisse International	USD	230	COP	678,212	6/15/17	(1,023)
Credit Suisse International	USD	2,432	EUR	2,258	6/15/17	32,355
Credit Suisse International	USD	28,863	IDR	386,185,808	6/15/17	(8,549)
Credit Suisse International	USD	720	NOK	6,141	6/15/17	(4,335)
Credit Suisse International	USD	1,643	NZD	2,369	6/15/17	(17,864)
Credit Suisse International	USD	2,601	PHP	130,622	6/15/17	(7,494)
Credit Suisse International	USD	1,038	SEK	9,277	6/15/17	11,814
Credit Suisse International	USD	26,246	SEK	231,265	6/15/17	(78,420)
Credit Suisse International	ZAR	239,255	USD	17,832	6/15/17	60,160
Credit Suisse International	USD	29,100	PLN	112,676	6/16/17	(66,047)
Credit Suisse International	USD	255	BRL	817	7/05/17	(1,493)
Deutsche Bank AG	USD	450	ARS	7,116	5/31/17	6,667
Deutsche Bank AG	USD	9,532	ARS	148,983	6/05/17	(3,048)
Deutsche Bank AG	BRL	362	USD	113	7/05/17	271
Goldman Sachs Bank USA	EUR	1,436	USD	1,531	6/15/17	(36,530)
Goldman Sachs Bank USA	USD	1,401	MXN	28,087	6/15/17	80,108
Goldman Sachs Bank USA	USD	78	TWD	2,372	6/15/17	794
Goldman Sachs Bank USA	BRL	455	USD	143	7/05/17	1,474
JPMorgan Chase Bank, NA	PEN	4,921	USD	1,505	6/15/17	(4,734)
JPMorgan Chase Bank, NA	PHP	251,745	USD	4,994	6/15/17	(5,348)
JPMorgan Chase Bank, NA	USD	436	ARS	7,052	6/15/17	12,668
Morgan Stanley & Co., Inc.	AUD	2,253	USD	1,725	6/15/17	39,034
Morgan Stanley & Co., Inc.	HUF	66,449	USD	231	6/15/17	4
Morgan Stanley & Co., Inc.	IDR	590,667	USD	44	6/15/17	(314)
Morgan Stanley & Co., Inc.	JPY	238,193	USD	2,085	6/15/17	(55,617)
Morgan Stanley & Co., Inc.	PEN	3,167	USD	962	6/15/17	(9,667)
Morgan Stanley & Co., Inc.	RUB	22,769	USD	384	6/15/17	(11,876)
Morgan Stanley & Co., Inc.	USD	150	COP	443,689	6/15/17	(34)
Morgan Stanley & Co., Inc.	USD	34,884	EUR	31,908	6/15/17	(52,700)
Morgan Stanley & Co., Inc.	USD	172	RUB	10,261	6/15/17	6,549
Morgan Stanley & Co., Inc.	USD	21,660	TRY	78,238	6/15/17	91,347
Nomura Global Financial Products, Inc.	USD	71	INR	4,752	6/15/17	3,058
Nomura Global Financial Products, Inc.	USD	4,529	JPY	502,948	6/15/17	(9,378)
Nomura Global Financial Products, Inc.	USD	1,696	PHP	85,964	6/15/17	11,079
Royal Bank of Canada	KRW	1,921,594	USD	1,684	6/15/17	(5,332)
Standard Chartered Bank	COP	1,321,819	USD	455	6/15/17	8,396

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	731	IDR	9,902,417	6/15/17	$8,580
State Street Bank & Trust Co.	JPY	406,000	USD	3,618	5/31/17	(28,012)
State Street Bank & Trust Co.	JPY	4,456	USD	39	6/14/17	(1,098)
State Street Bank & Trust Co.	AUD	203	USD	155	6/15/17	2,731
State Street Bank & Trust Co.	CAD	4,248	USD	3,163	6/15/17	49,448
State Street Bank & Trust Co.	CHF	47	USD	48	6/15/17	399
State Street Bank & Trust Co.	CHF	2,494	USD	2,482	6/15/17	(31,346)
State Street Bank & Trust Co.	EUR	333	USD	355	6/15/17	(8,570)
State Street Bank & Trust Co.	GBP	100	USD	123	6/15/17	(6,389)
State Street Bank & Trust Co.	HUF	5,149	USD	18	6/15/17	(175)
State Street Bank & Trust Co.	JPY	8,352	USD	75	6/15/17	179
State Street Bank & Trust Co.	JPY	21,859	USD	192	6/15/17	(4,281)
State Street Bank & Trust Co.	NOK	570	USD	66	6/15/17	(186)
State Street Bank & Trust Co.	NZD	163	USD	114	6/15/17	2,092
State Street Bank & Trust Co.	SEK	207	USD	24	6/15/17	113
State Street Bank & Trust Co.	SEK	2,439	USD	272	6/15/17	(4,098)
State Street Bank & Trust Co.	SGD	112	USD	80	6/15/17	(675)
State Street Bank & Trust Co.	THB	36,777	USD	1,048	6/15/17	(15,000)
State Street Bank & Trust Co.	USD	126	AUD	166	6/15/17	(1,751)
State Street Bank & Trust Co.	USD	135	CAD	181	6/15/17	(2,750)
State Street Bank & Trust Co.	USD	166	CHF	167	6/15/17	1,908
State Street Bank & Trust Co.	USD	48	EUR	45	6/15/17	1,042
State Street Bank & Trust Co.	USD	532	GBP	430	6/15/17	24,587
State Street Bank & Trust Co.	USD	93	JPY	10,696	6/15/17	2,973
State Street Bank & Trust Co.	USD	39	JPY	4,281	6/15/17	(272)
State Street Bank & Trust Co.	USD	329	NOK	2,826	6/15/17	(53)
State Street Bank & Trust Co.	USD	86	NZD	124	6/15/17	(713)
State Street Bank & Trust Co.	USD	42	SEK	368	6/15/17	(415)
State Street Bank & Trust Co.	USD	24	SGD	34	6/15/17	336
State Street Bank & Trust Co.	USD	1,012	THB	35,134	6/15/17	3,587
State Street Bank & Trust Co.	USD	48	THB	1,643	6/15/17	(266)
State Street Bank & Trust Co.	USD	176	PLN	692	6/16/17	2,215

						$610,413

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

				Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,680	11/16/26	3 Month BKBM	3.330%	$12,606
Morgan Stanley & Co., LLC/(CME Group)		3,150	11/18/26	3 Month BKBM	3.245%	7,656
Morgan Stanley & Co., LLC/(CME Group)		1,880	12/23/26	3 Month BKBM	3.585%	39,713

16 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	SEK	14,990	1/24/27	3 Month STIBOR	1.185%	$25,423
Morgan Stanley & Co., LLC/(CME Group)		21,640	3/02/27	3 Month STIBOR	1.062%	5,442
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,020	3/02/27	3 Month BKBM	3.455%	7,150
Morgan Stanley & Co., LLC/(CME Group)	NOK	28,740	3/17/27	6 Month NIBOR	2.050%	43,967
Morgan Stanley & Co., LLC/(CME Group)	NZD	480	3/17/27	3 Month BKBM	3.604%	7,380
Morgan Stanley & Co., LLC/(CME Group)	NOK	22,000	4/03/27	6 Month NIBOR	1.909%	(343)
Morgan Stanley & Co., LLC/(CME Group)	SEK	12,450	4/03/27	3 Month STIBOR	1.126%	7,768
Morgan Stanley & Co., LLC/(CME Group)	CHF	2,380	4/03/27	6 Month LIBOR	0.132%	2,091
Morgan Stanley & Co., LLC/(CME Group)	NZD	690	4/03/27	3 Month BKBM	3.410%	2,241
Morgan Stanley & Co., LLC/(CME Group)		65,160	5/01/27	3 Month BKBM	3.378%	18,915
Morgan Stanley & Co., LLC/(CME Group)	NOK	540,090	5/02/27	6 Month NIBOR	1.901%	(106,284)
Morgan Stanley & Co., LLC/(CME Group)	SEK	525,490	5/02/27	3 Month STIBOR	1.080%	(71,761)
Morgan Stanley & Co., LLC/(CME Group)	CHF	60,020	5/02/27	6 Month LIBOR	0.135%	(3,421)

						$(1,457)

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Euro STOXX 50 Index 7/21/17*	20.05	EUR	– 0	–**	$(4,226)	$	– 0	–	$(4,226)
FTSE 100 Index 7/21/17*	13.55	GBP	– 0	–**	(15,225)		– 0	–	(15,225)
Nasdaq 100 Stock Index 7/21/17*	15.30	$	– 0	–**	(309)		– 0	–	(309)
Russell 2000 Index 7/21/17*	18.70		– 0	–**	(285)		– 0	–	(285)
S&P 500 Index 7/21/17*	13.90		– 0	–**	(493)		– 0	–	(493)
S&P/ASX 200 Index 7/20/17*	12.75	AUD	– 0	–**	385		– 0	–	385
Deutsche Bank AG
iShares MSCI Emerging Market 7/21/17*	16.90	$	– 0	–**	(10,941)		– 0	–	(10,941)
Nasdaq 100 Stock Index 7/21/17*	13.75		– 0	–**	2,636		– 0	–	2,636
Russell 2000 Index 7/21/17*	17.80		– 0	–**	5,061		– 0	–	5,061
S&P 500 Index 7/21/17*	13.60	$	– 0	–**	(1,938)		– 0	–	(1,938)
Goldman Sachs International
FTSE 100 Index 7/21/17*	15.45	GBP	– 0	–**	(1,882)		– 0	–	(1,882)
JPMorgan Chase Bank, NA
Nikkei 225 Index 7/14/17*	21.00	JPY	3		(3,162)		– 0	–	(3,162)
Morgan Stanley & Co. International PLC
Euro STOXX 50 Index 8/18/17*	18.40	EUR	– 0	–**	(6,885)		– 0	–	(6,885)
UBS AG
Nikkei 225 Index 8/10/17*	18.80	JPY	10		(527)		– 0	–	(527)

Sale Contracts
Citibank, NA
FTSE 100 Index 5/19/17*	15.00	GBP	– 0	–**	608		– 0	–	608
Nikkei 225 Index 6/9/17*	15.50	JPY	28		5,655		– 0	–	5,655
S&P 500 Index 5/19/17*	15.00	$	– 0	–**	4,368		– 0	–	4,368

18 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
FTSE 100 Index 5/19/17*	13.70	GBP	– 0	–**	$422	$	– 0	–	$422
iShares MSCI Emerging Market 5/19/17*	13.60	$	– 0	–**	586		– 0	–	586
S&P 500 Index 5/19/17*	12.60		– 0	–**	1,838		– 0	–	1,838
Goldman Sachs International
Euro STOXX 50 Index 6/16/17*	15.90	EUR	– 0	–**	(333)		– 0	–	(333)
S&P 500 Index 5/19/17*	10.30	$	1		7,310		– 0	–	7,310
JPMorgan Chase Bank, NA
Nikkei 225 Index 5/12/17*	24.95	JPY	2		6,497		– 0	–	6,497
Morgan Stanley & Co. International PLC
Euro STOXX 50 Index 5/19/17*	20.30	EUR	– 0	–**	5,188		– 0	–	5,188
Euro STOXX 50 Index 6/16/17*	17.10		1		(7,598)		– 0	–	(7,598)
UBS AG
Nikkei 225 Index 6/9/17*	16.10	JPY	2		194		– 0	–	194
S&P/ASX 200 Index 5/18/17*	11.50	AUD	1		2,053		– 0	–	2,053

					$(11,003)	$	– 0	–	$(11,003)

*	Termination date

**	Notional amount less than $500.

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the market value of this security amounted to $238,937 or 0.1% of net assets.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:
ARS – Argentine Peso
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNY – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
EUR – Euro
GBP – Great British Pound
HKD – Hong Kong Dollar
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen

KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Sol
PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
THB – Thailand Baht
TRY – Turkish Lira
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

Glossary:
ASX – Australian Stock Exchange
ASX – Australian Stock Exchange
BKBM – Bank Bill Benchmark (New Zealand)
CAC – Cotation Assistée en Continu (Continuous Assisted Quotation)
CBT – Chicago Board of Trade
CME – Chicago Mercantile Exchange
DAX – Deutscher Aktien Index (German Stock Index)
EAFE – Europe, Australia, and Far East
ETS – Emission Trading Scheme
FTSE – Financial Times Stock Exchange
IBEX – International Business Exchange
KC HRW – Kansas City Hard Red Winter
LIBOR – London Interbank Offered Rates
LME – London Metal Exchange
MIB – Milano Italia Borsa
MSCI – Morgan Stanley Capital International
NIBOR – Norwegian Interbank Offered Rate
OMXS – Stockholm Stock Exchange
RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG – Registered Shares
REIT – Real Estate Investment Trust
SPI – Share Price Index
STIBOR – Stockholm Interbank Offered Rate
TOPIX – Tokyo Price Index
TSX – Toronto Stock Exchange
ULSD – Ultra-Low Sulfur Diesel
WTI – West Texas Intermediate

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

April 30, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $87,793,119)	$88,324,313
Affiliated issuers (cost $175,882,891)	175,882,891
Cash collateral due from broker	35,286,884
Foreign currencies, at value (cost $329,764)	316,901
Unrealized appreciation on forward currency exchange contracts	1,633,001
Receivable for variation margin on exchange-traded derivatives	79,213
Receivable for investment securities sold and foreign currency transactions	56,173
Unrealized appreciation on variance swaps	42,801
Unaffiliated dividends and interest receivable	19,501
Affiliated dividends receivable	11,573
Receivable for terminated total return swaps	9,436
Receivable for terminated centrally cleared interest rate swaps	5,256
Receivable due from Adviser	4,834

Total assets	301,672,777

Liabilities
Due to custodian	3,489,133
Payable for investment securities purchased and foreign currency transactions	86,088,339
Unrealized depreciation on forward currency exchange contracts	1,022,588
Unrealized depreciation on variance swaps	53,804
Payable for terminated total return swaps	7,237
Transfer Agent fee payable	3,391
Payable for terminated centrally cleared interest rate swaps	2,891
Distribution fee payable	10
Accrued expenses	168,083

Total liabilities	90,835,476

Net Assets	$210,837,301

Composition of Net Assets
Capital stock, at par	$2,488
Additional paid-in capital	214,785,922
Distributions in excess of net investment income	(248,684)
Accumulated net realized loss on investment and foreign currency transactions	(3,826,473)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	124,048

$210,837,301

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,122	1,198	$8.45	*

C	$9,958	1,189.50	$8.37

Advisor	$210,817,221	24,880,931	$8.47

*	The maximum offering price per share for Class A shares was $8.83 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $4,529)	$96,795
Affiliated issuers	15,657	$112,452

Expenses
Advisory fee (see Note B)	90,537
Distribution fee—Class A	12
Distribution fee—Class C	49
Transfer agency—Class A	8
Transfer agency—Class C	11
Transfer agency—Advisor Class	14,857
Custodian	83,671
Audit and tax	48,383
Administrative	29,418
Legal	17,777
Directors’ fees	12,576
Printing	10,320
Miscellaneous	23,591

Total expenses before interest expense	331,210
Interest expense	707

Total expenses	331,917
Less: expenses waived and reimbursed by the Adviser (see Note B)	(218,208)

Net expenses		113,709

Net investment loss		(1,257)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		402,648
Futures		(474,406)
Swaps		(729,212)
Foreign currency transactions		259,475
Net change in unrealized appreciation/depreciation of:
Investments		364,102
Futures		(1,491,671)
Swaps		277,547
Foreign currency denominated assets and liabilities		338,096

Net loss on investment and foreign currency transactions		(1,053,421)

Contributions from Affiliates (see Note B)		78

Net Decrease in Net Assets from Operations		$(1,054,600)

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(1,257)		$(42,076)
Net realized loss on investment and foreign currency transactions	(541,495)		(930,897)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(511,926)		1,379,946
Contributions from Affiliates (see Note B)	78		478,462

Net increase (decrease) in net assets from operations	(1,054,600)		885,435
Dividends and Distributions to Shareholders from
Net investment income
Class A	(1,628)		– 0	–
Class C	(1,550)		– 0	–
Advisor Class	(2,971,914)		– 0	–
Net realized gain on investment transactions
Class A	– 0	–	(23)
Class C	– 0	–	(23)
Advisor Class	– 0	–	(40,455)
Capital Stock Transactions
Net increase	196,345,261		– 0	–

Total increase	192,315,569		844,934
Net Assets
Beginning of period	18,521,732		17,676,798

End of period (including distributions in excess of and undistributed net investment income of ($248,684) and $2,727,665, respectively)	$210,837,301		$18,521,732

See notes to consolidated financial statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

April 30, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 27 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Alternative Return Portfolio (“the Fund”), a non-diversified portfolio. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market Alternative Return (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Strategy will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of April 30, 2017, net assets of the Fund were $210,837,301, of which $458,384, or 0.22%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of AB All Market Alternative Return Portfolio and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares. No classes are being publicly offered. Class B, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares have not been issued. As of April 30, 2017, AllianceBernstein L.P. (the “Adviser”), was the sole shareholder of Class A and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated statements have been prepared in conformity with U.S. generally accepted accounting

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$9,564,362		$4,868,922		$	– 0	–	$14,433,284
Consumer Discretionary	5,992,356		6,244,898			– 0	–	12,237,254
Information Technology	10,037,826		1,924,655			– 0	–	11,962,481
Health Care	8,999,241		2,781,545			– 0	–	11,780,786
Industrials	5,210,095		5,194,003			– 0	–	10,404,098
Consumer Staples	4,245,881		2,991,607			– 0	–	7,237,488
Materials	1,884,534		2,837,420			– 0	–	4,721,954
Utilities	1,849,759		2,668,143			– 0	–	4,517,902
Energy	2,411,993		1,013,668			– 0	–	3,425,661
Real Estate	919,972		1,459,011			– 0	–	2,378,983
Telecommunication Services	1,045,552		– 0	–		– 0	–	1,045,552
Short-Term Investments:
Investment Companies	175,882,891		– 0	–		– 0	–	175,882,891
Governments – Treasuries	– 0	–	3,679,844			– 0	–	3,679,844
U.S. Treasury Bills	– 0	–	499,026			– 0	–	499,026

Total Investments in Securities	228,044,462		36,162,742			– 0	–	264,207,204

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1		Level 2	Level 3			Total
Other Financial Instruments(a):
Assets:
Futures	$650,892		$220,256	$	– 0	–	$871,148	(b)
Forward Currency Exchange Contracts	– 0	–	1,633,001		– 0	–	1,633,001
Centrally Cleared Interest Rate Swaps	– 0	–	180,352		– 0	–	180,352	(b)
Variance Swaps	– 0	–	42,801		– 0	–	42,801
Liabilities:
Futures	(1,648,130)		(261,049)		– 0	–	(1,909,179	)(b)
Forward Currency Exchange Contracts	– 0	–	(1,022,588)		– 0	–	(1,022,588)
Centrally Cleared Interest Rate Swaps	– 0	–	(181,809)		– 0	–	(181,809	)(b)
Variance Swaps	– 0	–	(53,804)		– 0	–	(53,804)

Total(c)	$227,047,224		$36,719,902	$	– 0	–	$263,767,126

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(b)	Only variation margin receivable/(payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the consolidated portfolio of investments.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight

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of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the Fund’s average daily net assets. Effective February 3, 2017, the advisory fee was reduced from 1.00% to .75% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its

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fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.24%, 1.99%, and .99% of daily average net assets for Class A, Class C, and Advisor Class shares, respectively. Effective February 3, 2017, the Expense Caps were reduced from 1.55% to 1.24%, 2.30% to 1.99%, and 1.30% to .99% of daily average net assets for Class A, Class C, and Advisor Class shares, respectively. Any fees waived and expenses borne by the Adviser are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amounted to $213,895 for the fiscal period ended October 31, 2015 and $372,690 for the year ended October 31, 2016. In any case, no repayment will be made that would cause the Fund’s total annual operating expenses to exceed the net fee percentages set forth above. For the six months ended April 30, 2017, such reimbursements/waivers amounted to $183,146. The Expense Caps may not be terminated by the Adviser before February 28, 2018.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2017, reimbursement for such services amounted to $29,418.

During the six months ended April 30, 2017 and the year October 31, 2016 the Adviser voluntarily reimbursed the Fund $78 and $478,462, respectively, for trading losses incurred due to a trade entry error. This amount is presented in the Fund’s consolidated statement of operations.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $8,946 for the six months ended April 30, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $0 from the sale of Class A shares and received $0 and $0 in contingent deferred sales charges imposed upon redemptions by

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2017, such waiver amounted to $5,644. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended April 30, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/17 (000)	Dividend Income (000)
$ 6,171	$206,218	$36,506	$175,883	$16

Brokerage commissions paid on investment transactions for the six months ended April 30, 2017 amounted to $60,395, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pay distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $0 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that

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the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$86,473,547		$11,091,521
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency, written options and swap transactions) are as follows:

Gross unrealized appreciation	$821,230
Gross unrealized depreciation	(290,036)

Net unrealized appreciation	$531,194

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2017, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

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During the six months ended April 30, 2017, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets and currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, a Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of

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its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2017, the Fund held interest rate swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended April 30, 2017, the Fund held total return swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended April 30, 2017, the Fund held variance swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended April 30, 2017, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$295,416	*	Receivable/Payable for variation margin on exchange-traded derivatives	$850,083	*

Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	285,147	*	Receivable/Payable for variation margin on exchange-traded derivatives	451,213	*

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	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$470,937	*	Receivable/Payable for variation margin on exchange-traded derivatives	$789,692	*

Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	1,633,001		Unrealized depreciation on forward currency exchange contracts	1,022,588

Equity contracts	Unrealized appreciation on variance swaps	42,801		Unrealized depreciation on variance swaps	53,804

Total		$2,727,302			$3,167,380

*	Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the consolidated portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$411,030	$(822,878)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(471,764)	(413,139)

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(413,672)	(255,654)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$411,912	$300,377

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(862,111)	285,167

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	132,899	(7,620)

Total		$(791,706)	$(913,747)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2017:

Futures:
Average original value of buy contracts	$67,082,836
Average original value of sale contracts	$98,844,479
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$91,067,457
Average principal amount of sale contracts	$92,844,094
Centrally Cleared Interest Rate Swaps:
Average notional amount	$53,153,437
Total Return Swaps:
Average notional amount	$323,981	(a)
Variance Swaps:
Average notional amount	$87,762	(b)

(a)	Positions were open for five months during the period.

(b)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

All derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Fund as of April 30, 2017:

All Market Alternative Return Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc./Morgan Stanley & Co., LLC*	$43,522	$	– 0	–	$	– 0	–	$	– 0	–		$43,522

Total	$43,522	$	– 0	–	$	– 0	–	$	– 0	–		$43,522

OTC Derivatives:
Australia and New Zealand Banking Group Ltd.	$60,340		$(60,340)		$	– 0	–	$	– 0	–	$	– 0	–
Bank of America, NA	10,144		– 0	–		– 0	–		– 0	–		10,144
Barclays Bank PLC	417,331		(119,858)			– 0	–		– 0	–		297,473
BNP Paribas SA	365,948		(111,507)			– 0	–		– 0	–		254,441
Citibank, NA	11,016		(11,016)			– 0	–		– 0	–		– 0	–
Credit Suisse International	417,599		(417,599)			– 0	–		– 0	–		– 0	–
Deutsche Bank AG	17,481		(15,927)			– 0	–		– 0	–		1,554
Goldman Sachs Bank USA/Goldman Sachs International	89,686		(38,745)			– 0	–		– 0	–		50,941
JPMorgan Chase Bank, NA	19,165		(13,244)			– 0	–		– 0	–		5,921
Morgan Stanley & Co. International PLC/Morgan Stanley & Co., Inc.	142,122		(142,122)			– 0	–		– 0	–		– 0	–
Nomura Global Financial Products, Inc.	14,137		(9,378)			– 0	–		– 0	–		4,759
Standard Chartered Bank	16,976		– 0	–		– 0	–		– 0	–		16,976
State Street Bank & Trust Co.	91,610		(91,610)			– 0	–		– 0	–		– 0	–
UBS AG	2,247		(527)			– 0	–		– 0	–		1,720

Total	$1,675,802		$(1,031,873)		$	– 0	–	$	– 0	–		$643,929	^

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged	Security Collateral Pledged**	Net Amount of Derivatives Liabilities
OTC Derivatives:
Australia and New Zealand Banking Group Ltd.	$62,595	$(60,340)	$	– 0	–	$	– 0	–	$2,255
Barclays Bank PLC	119,858	(119,858)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	111,507	(111,507)	– 0	–	– 0	–	– 0	–
Citibank, NA	20,538	(11,016)	– 0	–	(9,522)	– 0	–
Credit Suisse International	428,000	(417,599)	– 0	–	– 0	–	10,401
Deutsche Bank AG	15,927	(15,927)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	38,745	(38,745)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	13,244	(13,244)	– 0	–	– 0	–	– 0	–
Morgan Stanley & Co. International PLC/Morgan Stanley & Co., Inc.	144,691	(142,122)	– 0	–	– 0	–	2,569
Nomura Global Financial Products, Inc.	9,378	(9,378)	– 0	–	– 0	–	– 0	–
Royal Bank of Canada	5,332	– 0	–	– 0	–	– 0	–	5,332
State Street Bank & Trust Co.	106,050	(91,610)	– 0	–	– 0	–	14,440
UBS AG	527	(527)	– 0	–	– 0	–	– 0	–

Total	$1,076,392	$(1,031,873)	$	– 0	–	$(9,522)	$34,997	^

*	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at April 30, 2017.

**	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

AllianceBernstein All Market Alternative Return (Cayman) Ltd.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc.*	$35,691	$	– 0	–	$	– 0	–	$	– 0	–	$35,691

Total	$35,691	$	– 0	–	$	– 0	–	$	– 0	–	$35,691

*	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at April 30, 2017.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016		Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016

Class A
Shares issued in reinvestment of dividends	198	– 0	–	$1,628	$	– 0	–

Net increase	198	– 0	–	$1,628	$	– 0	–

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016		Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016

Class C
Shares issued in reinvestment of dividends	189	– 0	–	$1,550	$	– 0	–

Net increase	189	– 0	–	$1,550	$	– 0	–

Advisor Class
Shares sold	22,722,699	– 0	–	$193,370,169	$	– 0	–

Shares issued in reinvestment of dividends	360,232	– 0	–	2,971,914		– 0	–

Net increase	23,082,931	– 0	–	$196,342,083	$	– 0	–

At April 30, 2017, an AB Mutual Fund owns approximately 91% of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE F

Risks Involved in Investing in the Fund

Allocation Risk—The allocation of the Fund’s assets among different strategies and asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund’s net asset value, or NAV, when one of these asset classes is performing better or worse than others.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the consolidated statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

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Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Commodity Risk—Investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Real Estate Risk—The Fund’s investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:

2016
Distributions paid from:
Ordinary income	$40,501

Total distributions paid	$40,501

As of October 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,949,408
Accumulated capital and other losses	(2,934,779	)(a)
Unrealized appreciation/(depreciation)	56,050	(b)

Total accumulated earnings/(deficit)	$70,679

(a)	As of October 31, 2016, the Fund had a net capital loss carryforward of $2,934,779.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2016, the Fund had a net short-term capital loss carryforward of $2,784,874 and a net long-term capital loss carryforward of $149,905, which may be carried forward for an indefinite period.

NOTE H

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the consolidated statements and related disclosures.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the consolidated statements.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated statements through the date the consolidated statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016		March 9, 2015(a) to October 31, 2015

Net asset value, beginning of period	$ 10.25		$ 9.81		$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.01)		(.05)		(.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.16)		.24		(.09)
Contributions from Affiliates	.00	(d)	.27		– 0	–

Net increase (decrease) in net asset value from operations	(.17)		.46		(.19)

Less: Dividends and Distributions
Dividends from net investment income	(1.63)		– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.02)		– 0	–

Total dividends and distributions	(1.63)		(.02)		– 0	–

Net asset value, end of period	$ 8.45		$ 10.25		$ 9.81

Total Return
Total investment return based on net asset value(e)(f)	(1.23)%		4.73	%*	(1.90)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10		$10		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)	1.35	%(h)^	1.53	%(h)	1.55	%^
Expenses, before waivers/reimbursements(g)	3.74	%(h)^	4.01	%(h)	3.84	%^
Net investment loss(b)	(.22	)%^	(.49)%		(1.47	)%^
Portfolio turnover rate	57%		429%		2078	%

See footnote summary on page 52.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016		March 9, 2015(a) to October 31, 2015

Net asset value, beginning of period	$ 10.12		$ 9.76		$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.04)		(.12)		(.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.16)		.24		(.10)
Contributions from Affiliates	.00	(d)	.26		– 0	–

Net increase (decrease) in net asset value from operations	(.20)		.38		(.24)

Less: Dividends and Distributions
Dividends from net investment income	(1.55)		– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.02)		– 0	–

Total dividends and distributions	(1.55)		(.02)		– 0	–

Net asset value, end of period	$ 8.37		$ 10.12		$ 9.76

Total Return
Total investment return based on net asset value(e)(f)	(1.60)%		3.94	%*	(2.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10		$10		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)	2.10	%(h)^	2.28	%(h)	2.30	%^
Expenses, before waivers/reimbursements(g)	4.56	%(h)^	4.84	%(h)	4.64	%^
Net investment loss(b)	(1.03	)%^	(1.24	)%†	(2.20	)%^
Portfolio turnover rate	57%		429%		2078	%

See footnote summary on page 52.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016		March 9, 2015(a) to October 31, 2015

Net asset value, beginning of period	$ 10.29		$ 9.82		$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	.00	(d)	(.02)		(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.17)		.24		(.10)
Contributions from Affiliates	.00	(d)	.27		– 0	–

Net increase (decrease) in net asset value from operations	(.17)		.49		(.18)

Less: Dividends and Distributions
Dividends from net investment income	(1.65)		– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.02)		– 0	–

Total dividends and distributions	(1.65)		(.02)		– 0	–

Net asset value, end of period	$ 8.47		$ 10.29		$ 9.82

Total Return
Total investment return based on net asset value(e)(f)	(1.17)%		5.03	%*	(1.80)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$210,817		$18,502		$17,657
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)	1.08	%(h)^	1.27	%(h)	1.30	%^
Expenses, before waivers/reimbursements(g)	3.15	%(h)^	3.76	%(h)	3.57	%^
Net investment loss(b)	(.01	)%^	(.24)%		(1.21	)%^
Portfolio turnover rate	57%		429%		2078	%

See footnote summary on page 52.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(g)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended April 30, 2017 and year ended October 31, 2016, such waiver amounted to 0.05% and 0.03%, respectively, annualized for the Portfolio.

(h)	The expense ratios presented below exclude interest expense:

	Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016	March 9, 2015(a) to October 31, 2015
Class A
Net of waivers	1.34	%^	1.52%	N/A
Before waivers	3.73	%^	4.00%	N/A
Class C
Net of waivers	2.09	%^	2.27%	N/A
Before waivers	4.55	%^	4.83%	N/A
Advisor Class
Net of waivers	1.07	%^	1.27%	N/A
Before waivers	3.14	%^	3.75%	N/A

*	Includes the impact of a voluntary reimbursement from the Adviser for trading losses incurred due to a trade entry error; absent of such payment, the Fund’s performance would have been reduced by 2.71% for the year ended October 31, 2016.

^	Annualized.

See notes to consolidated financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Brian T. Brugman(2), Vice President Daniel J. Loewy(2), Vice President Vadim Zlotnikov(2), Vice President	Joseph J. Mantineo, Treasurer and Chief Financial Officer Emilie D. Wrapp, Secretary Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund are made by its senior investment management team. Messrs. Brugman, Loewy, and Zlotnikov are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of Amendment to the Fund’s Advisory Agreement

At a meeting of the Board of Directors of AB Cap Fund, Inc. (the “Company”) held on January 31-February 1, 2017, the Adviser recommended an amendment to the Company’s current Advisory Agreement with the Adviser (the “Amended Agreement”) to effect a fee reduction in respect of AB All Market Alternative Return Portfolio (the “Fund”) effective February 3, 2017.

After their review of updated comparative fee and expense information, and discussion with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards, and the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), the disinterested directors (the “directors”) unanimously approved the Amended Agreement.

The directors last approved the continuance of the Fund’s current Advisory Agreement at a meeting held on August 2-3, 2016 (the “August 2016 Meeting”) and a discussion regarding the basis for the Board’s approval is set forth below. In determining to approve the Amended Agreement the directors took into account their review at the August 2016 Meeting and noted that the proposed lowering of the advisory fee would benefit the Fund and its shareholders. The directors noted that the Adviser was reducing fees for business reasons, and had assured them that there would be no diminution in the nature or quality of services to the Fund.

Board’s Approval at the August 2016 Meeting

The directors unanimously approved the continuance of the Fund’s current Advisory Agreement at the August 2016 Meeting.

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its

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responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

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Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the August 2016 Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the August 2016 Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing

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performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended May 31, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual advisory fee rate against a peer group median.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures or to “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is based on services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs in which the Fund may invest.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the August 2016 Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 59

NOTES

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AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

AMAR-0152-0417

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 26, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 26, 2017